Condensed Financial Information of the Parent Company - Schedule of Parent Company Balance Sheets (Parentheticals) (Details) - Parent Company [Member] - $ / shares	Dec. 31, 2025	Jun. 30, 2025
Class A Ordinary Shares [Member]
Schedule of Schedule of Parent Company Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.01	$ 0.01
Ordinary shares, shares authorized (in Shares)	264,400,000	264,400,000
Ordinary shares, shares issued (in Shares)	71,362,733	16,362,733
Ordinary shares, shares outstanding (in Shares)	71,362,733	16,362,733
Class B Ordinary Shares [Member]
Schedule of Schedule of Parent Company Balance Sheets [Line Items]
Ordinary shares, shares authorized (in Shares)	30,600,000	30,600,000
Ordinary shares, shares issued (in Shares)	10,576,308	576,308
Ordinary shares, shares outstanding (in Shares)	10,576,308	576,308
Class C Ordinary Shares [Member]
Schedule of Schedule of Parent Company Balance Sheets [Line Items]
Ordinary shares, shares authorized (in Shares)	1,000,000	1,000,000
Ordinary shares, shares issued (in Shares)
Ordinary shares, shares outstanding (in Shares)